SHORT-TERM NOTE AND LINES OF CREDIT (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Capital One Bank [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 50,000
Line of credit, interest rate	33.90%
Line of credit	$ 9,580	$ 9,580
Chase Bank [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 25,000
Line of credit, interest rate	18.00%
Line of credit	$ 10,237	$ 10,237